Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Legal provision	$ 6.4	$ 7.8
Contingent environmental fines	$ 8.3	$ 10.6